Subsequent Event Subsequent Event (Details) (Subsequent Event, USD $) In Millions, unless otherwise specified	0 Months Ended
Oct. 25, 2013
Subsequent Event
Subsequent Event [Line Items]
Contractual Sales Price For Divestiture Of Business	$ 235
Business Combination, Contingent Consideration, Asset	$ 30